Balances and Transactions in Foreign Currencies - Summary of Transactions in Foreign Currencies (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues	$ 7,228	$ 1,909	$ 4,103
Other Operating Revenues	139	1,679	1,431
Purchases of Raw Materials	21,523	16,407	15,065
Interest Expense	2,743	2,986	3,678
Consulting Fees	774	302	410
Asset Acquisitions	2,166	276	407
Other	2,677	4,072	3,348
U.S. dollars [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues	7,228	1,909	4,068
Other Operating Revenues	130	1,677	1,281
Purchases of Raw Materials	21,460	16,320	14,961
Interest Expense	2,309	2,534	3,173
Consulting Fees	752	267	182
Asset Acquisitions	2,166	272	407
Other	2,676	4,052	3,339
Euro [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues			6
Other Operating Revenues		2
Purchases of Raw Materials	63	87	104
Interest Expense	434	452	355
Consulting Fees	20	23	43
Asset Acquisitions		4
Other	1	20	5
Other currencies [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Revenues			29
Other Operating Revenues	9		150
Interest Expense			150
Consulting Fees	$ 2	$ 12	185
Other			$ 4